Share capital, Convertible Note Agreement an Follow-On Offerings (Details) $ / shares in Units, SFr in Thousands, $ in Millions						12 Months Ended
	Apr. 25, 2019 shares	Jul. 31, 2018 CHF (SFr) shares	Jul. 31, 2018 USD ($) shares	Jul. 24, 2018 CHF (SFr) shares	Jul. 24, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CHF (SFr) Offering	Dec. 31, 2019 USD ($) Offering	Dec. 31, 2018 CHF (SFr)	Jan. 23, 2019 CHF (SFr)	Jan. 23, 2019 USD ($)
Convertible Note Agreement and Follow-On Offerings [Abstract]
Convertible note agreement									SFr 50,300	$ 50.0
Shares issued to settle Convertible Note Agreement (in shares)	3,615,328
Gross proceeds received						SFr 116,300	$ 117.5
Net underwriting fees and transaction costs | SFr								SFr 2,015
Follow-on Offerings [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Gross proceeds received						SFr 116,300	$ 117.5
Number of offerings | Offering						3	3
Net underwriting fees and transaction costs | SFr						SFr 6,800
Net proceeds | SFr						SFr 109,500
Over-Allotment [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares issued (in shares)				1,108,695	1,108,695
First Subscription Rights [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares issued (in shares)				8,500,000	8,500,000
Share price (in dollars per share) | $ / shares					$ 11.75
Gross proceeds received				SFr 98,900	$ 99.9
Second Subscription Rights [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares issued (in shares)		1,500,000	1,500,000
Gross proceeds received		SFr 17,400	$ 17.6